Other Noncurrent Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Components of Other Noncurrent Assets	Other noncurrent assets at December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Pension assets	$172	$124
Spare parts inventory	32	35
Debt issuance costs	4	2
Total	$208	$161